Intangible assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Beginning balance	$ 23,420	$ 18,266
Additions	7,735	5,154
Transfers
Ending balance	31,155	23,420
Accumulated depreciation
Beginning balance	8,523	6,017
Additions	3,974	2,506
Ending balance	12,497	8,523
Net book value
Intangible assets	18,658	14,897	[1]
Internally Generated Completed [Member]
Statement Line Items [Line Items]
Beginning balance	16,528	8,593
Additions
Transfers	10,373	7,935
Ending balance	26,901	16,528
Accumulated depreciation
Beginning balance	5,491	3,122
Additions	3,883	2,369
Ending balance	9,374	5,491
Net book value
Intangible assets	17,527	11,037
Internally Generated In Process [Member]
Statement Line Items [Line Items]
Beginning balance	3,541	6,333
Additions	7,730	5,143
Transfers	(10,373)	(7,935)
Ending balance	898	3,541
Accumulated depreciation
Beginning balance
Additions
Ending balance
Net book value
Intangible assets	898	3,541
Vendor Purchases [Member]
Statement Line Items [Line Items]
Beginning balance	3,351	3,340
Additions	5	11
Transfers
Ending balance	3,356	3,351
Accumulated depreciation
Beginning balance	3,032	2,895
Additions	91	137
Ending balance	3,123	3,032
Net book value
Intangible assets	$ 233	$ 319

[1]	(1)The consolidated statement of financial position as at December 31, 2018 reflects the adoption of IFRS 9 on January 1, 2018. The comparative information has not been restated. For additional information on IFRS 9 adoption, refer to the sections "Impairment of financial assets" and "Summary of IFRS 9 adoption impact" within Note 3 to these consolidated financial statements.